Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	$ 72,467	$ 72,114	$ 35,262
Canada Revenue Agency [Member] | Domestic Tax Authority [Member]
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	(31,818)	(11,751)	(13,300)
Internal Revenue Service (IRS) [Member] | Foreign Tax Authority [Member]
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	27,301	14,242	2,463
Other Foreign Tax Authorities [Member] | Foreign Tax Authority [Member]
Note 16 - Income Tax (Details) - Earnings Before Income Tax by Jurisdiction [Line Items]
Earnings before income tax	$ 76,984	$ 69,623	$ 46,099